Collection Period Ended 30-Sep-2012
Principal Note
Payment Factor
0.00 0.000000
0.00 0.000000
16,109,536.82 0.295989
0.00 1.000000
16,109,536.82
Interest & Principal
Payment
0.00
0.00
16,277,457.51
120,945.67
$16,398,403.18
Total
$288,866.36
Class A-3 Notes 1.420000% 167,920.69 0.395108 38.299900
Class A-4 Notes 2.140000% 120,945.67 1.783333 1.783333
Class A-1 Notes 0.309120% 0.00 0.000000 0.000000
Class A-2 Notes 0.700000% 0.00 0.000000 0.000000
Current Overcollateralization Amount 54,791,543.75 22.06%
Interest per Interest & Principal Payment
Interest Rate Interest Payment $1000 Face Amount per $1000 Face Amount
Initial Overcollateralization Amount 103,010,874.91 9.40%
Target Overcollateralization Amount 54,791,543.75 22.06%
Pool Balance
1,150,006,889.88
276,502,191.97
259,540,146.92
Amount Percentage
Adjusted Pool Balance 1,095,830,874.91 264,516,348.11 248,406,811.29
Yield Supplement Overcollateralization Amount 54,176,014.97 11,985,843.86 11,133,335.63
Total Note Balance
992,820,000.00
209,724,804.36
193,615,267.54
Overcollateralization 103,010,874.91 54,791,543.75 54,791,543.75
Class A-3 Notes 425,000,000.00 141,904,804.36 125,795,267.54 37.904793
Class A-4 Notes 67,820,000.00 67,820,000.00 67,820,000.00 0.000000
Class A-1 Notes 280,000,000.00 0.00 0.00 0.000000
Class A-2 Notes 220,000,000.00 0.00 0.00 0.000000
Summary
Initial Beginning Ending Principal per $1000
Balance Balance Balance Face Amount
15-Oct-2012 Actual/360 Days 28
Interest Period of the Class A-2, A-3 and A-4 Notes (from... 15-Sep-2012 15-Oct-2012 30/360 Days 30
Record Date 12-Oct-2012
Distribution Date 15-Oct-2012
Interest Period of the Class A-1 Notes (from... to) 17-Sep-2012
Collection Period No. 29
Collection Period (from... to) 1-Sep-2012 30-Sep-2012
Determination Date 11-Oct-2012
Mercedes-Benz Auto Receivables Trust 2010-1
Investor Report
Amounts in USD
Dates
Aggregate Principal Distributable Amount 16,109,536.82 16,109,536.82 0.00
Priority Principal Distributable Amount 0.00 0.00 0.00
Regular Principal Distributable Amount 16,109,536.82 16,109,536.82 0.00
thereof on Class A-4 Notes 0.00 0.00 0.00
Interest Distributable Amount Class A Notes 288,866.36 288,866.36 0.00
thereof on Class A-2 Notes 0.00 0.00 0.00
thereof on Class A-3 Notes 0.00 0.00 0.00
Interest Carryover Shortfall Amount 0.00 0.00 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
thereof on Class A-3 Notes 167,920.69 167,920.69 0.00
thereof on Class A-4 Notes 120,945.67 120,945.67 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
thereof on Class A-2 Notes 0.00 0.00 0.00
Monthly Interest Distributable Amount 288,866.36 288,866.36 0.00
Total Servicing Fee 230,418.49 230,418.49 0.00
Total Trustee Fee
0.00 0.00 0.00
Total Distribution
Distribution Detail
Due Paid Shortfall
17,754,616.27
Reserve Fund Draw Amount 0.00 (8) Total Trustee Fees [not previously paid under (2)] 0.00
Available Funds
17,754,616.27
(9) Excess Collections to Certificateholders 1,125,794.60
Investment Earnings 101.01 (6) Regular Principal Distributable Amount 16,109,536.82
Available Collections
17,754,616.27 (7) Additional Servicing Fee and Transition Costs 0.00
Purchase Amounts 0.00 (4) Priority Principal Distributable Amount 0.00
Advances made by the Servicer 0.00 (5) To Reserve Fund to reach the Reserve Fund Required Amount 0.00
Net Liquidation Proceeds 7,815.00 (2) Total Trustee Fees (max. $100,000 p.a.) 0.00
Recoveries 157,644.27 (3) Interest Distributable Amount Class A Notes 288,866.36
Principal Collections 16,714,938.14 (1) Total Servicing Fee 230,418.49
Interest Collections 874,117.85 Nonrecoverable Advances to the Servicer 0.00
Available Funds
Distributions
Weighted Average Seasoning (months) 11.89 39.82
As of Cutoff Date Current
Weighted Average APR 4.06% 3.97%
Weighted Average Number of Remaining Payments 50.23 25.70
247,106.91
Pool Balance end of Collection Period 259,540,146.92 18,218
Pool Factor 22.57%
Principal Collections attributable to Full Pay-offs 5,736,468.77
Principal Purchase Amounts 0.00
Principal Gross Losses
Pool Balance beginning of Collection Period
Principal Collections 10,978,469.37
276,502,191.97 18,986
Notice to Investors
Pool Statistics
Pool Data
Amount Number of Receivables
Cutoff Date Pool Balance 1,150,006,889.88 38,540
Investment Earnings
Net Investment Earnings on the Reserve Fund 13.66
Net Investment Earnings on the Collection Account 87.35
Investment Earnings for the Collection Period 101.01
minus Reserve Fund Draw Amount 0.00
Reserve Fund Amount - Ending Balance 2,739,577.19
Reserve Fund Deficiency 0.00
plus top up Reserve Fund up to the Required Amount 0.00
plus Net Investment Earnings for the Collection 13.66
minus Net Investment Earnings 13.66
Reserve Fund
Reserve Fund Required Amount 2,739,577.19
Reserve Fund Amount - Beginning Balance 2,739,577.19
Reserve Fund and Investment Earnings
Cumulative Principal Net Losses as % of Cutoff Date Pool 0.381%
Principal Recoveries 154,657.92
Principal Net Losses 84,673.69
Cumulative Principal Net Losses 4,380,948.90
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Losses
Current
Principal Gross Losses 247,106.91
Principal Net Liquidation Proceeds 7,775.30
91-120 Days Delinquent 81,755.53 7 0.03%
Total 259,540,146.92 18,218 100.00%
31-60 Days Delinquent 2,208,236.73 133 0.85%
61-90 Days Delinquent 698,007.81 34 0.27%
Percentage
Current 256,552,146.85 18,044 98.85%
Delinquency Profile *
Amount Number of Receivables